Shareholders' Equity	12 Months Ended
Mar. 31, 2015
Shareholders' Equity

16. Shareholders’ equity:

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2013	2014	2015
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	(30,000,000)

Balance at end of year	3,447,997,492	3,447,997,492	3,417,997,492

The Companies Act provides that an amount equal to 10% of distributions from surplus paid by the parent company and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital.

The retained earnings reserve included in retained earnings as of March 31, 2014 and 2015 were ¥180,177 million and ¥186,555 million, respectively. The Companies Act provides that the retained earnings reserve of the parent company and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.

The amounts of statutory retained earnings of the parent company available for dividend payments to shareholders were ¥6,890,426 million and ¥7,635,250 million as of March 31, 2014 and 2015, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings at March 31, 2015 include amounts representing year-end cash dividends of ¥393,352 million, ¥125 per share, which were approved at the Ordinary General Shareholders’ Meeting, held on June 16, 2015.

Retained earnings at March 31, 2015 include ¥1,880,835 million relating to equity in undistributed earnings of affiliated companies accounted for by the equity method.

At the Meeting of the Board of Directors held on March 26, 2014, Toyota Motor Corporation (“TMC”) resolved to reissue 30,000 thousand shares of treasury stock at ¥1 per share by way of third-party allotment, to repurchase up to 60,000 thousand shares of TMC’s common stock at a total purchase price of up to ¥360,000 million and to retire 30,000 thousand shares of treasury stock.

The reissuance of treasury stock was subject to the approval at Ordinary General Shareholders’ Meeting held in June 2014, and the repurchase of TMC’s common stock and retirement of treasury stock were each subject to the approval of the reissuance of treasury stock at such Ordinary General Shareholders’ Meeting. The delegation to TMC’s Board of Directors of the power to decide the terms of such reissuance was approved at such Ordinary General Shareholders’ Meeting held on June 17, 2014.

Presented below is additional information regarding the reissuance, repurchase and retirement of treasury stock.

Reissuance of treasury stock

Reason for reissuing treasury stock -

TMC resolved at the Meeting of the Board of Directors held on March 26, 2014 to establish Toyota Mobility Foundation, a General Incorporated Foundation (the “Foundation”). The reissuance of treasury stock was made by way of third-party allotment to a trust that was established by TMC to provide funding for the activities of the Foundation through dividends, etc. on TMC’s common stock.

Details of matters relating to reissuance -

Number of shares reissued	30,000,000 shares
Price of reissuance	¥1 per share
Amount of proceeds	¥30 million

Repurchase of treasury stock

Reason for repurchasing treasury stock -

The repurchase was made to avoid the dilution of TMC’s shares triggered by the reissuance of treasury stock described above, and to effect capital efficiency and agile capital policy in view of the management environment.

Details of matters relating to repurchase -

Number of shares repurchased	55,521,900 shares
Total purchase price for repurchase of shares	¥359,994 million

Retirement of treasury stock

Reason for retiring treasury stock -

The retirement was made to relieve concerns regarding the dilution of TMC’s share value due to reissuance of treasury stock in the future.

Details of matters relating to retirement -

Number of shares retired	30,000,000 shares

The amount on retirement of treasury stock and the amount of the difference between fair value and book value of treasury stock on reissuance for the Foundation were treated as a reduction in additional paid-in capital and retained earnings and the amount of the difference between amount of proceeds and fair value of treasury stock on reissuance was included in Other income (expense). The fair value of treasury stock was measured using a dividend discount model due to the restrictions on transfer in the reissued stock for the Foundation. As a result, treasury stock, additional paid-in capital, retained earnings and Other income (expense) decreased by ¥246,807million, ¥4,624million, ¥142,753million and ¥99,400million, respectively.